Royalties - Summary of Royalties (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about royalty arrangements [line items]
Total royalties	[1]	$ (73.7)	$ (62.5)	$ (62.0)
South Africa [member]
Disclosure of information about royalty arrangements [line items]
Total royalties		$ (1.6)	$ (1.0)	$ (1.8)
Royalty percentage		0.50%	0.50%	0.50%
Foreign [member]
Disclosure of information about royalty arrangements [line items]
Total royalties		$ (72.1)	$ (61.5)	$ (60.2)
Australia [member]
Disclosure of information about royalty arrangements [line items]
Total royalties		$ (30.5)	$ (27.9)	$ (27.8)
Royalty percentage		2.50%	2.50%	2.50%
Ghana [member]
Disclosure of information about royalty arrangements [line items]
Total royalties		$ (43.8)	$ (31.3)	$ (27.1)
Royalty percentage		3.50%	3.00%	3.00%
Peru [member]
Disclosure of information about royalty arrangements [line items]
Royalty percentage		3.60%	4.00%	4.60%

[1]	Refer note 42.